Notes to consolidated statement of cash flows	12 Months Ended
Dec. 31, 2020
Notes to consolidated statement of cash flows [abstract]
Notes to the consolidated statement of cash flows
34	Notes to the consolidated statement of cash flows

Bank balances and cash comprise the following:

	As at 31 December
	2020	2019	2018

Total bank balances and cash	13,871,523	13,306,139	15,832,788
Add: Cash and cash equivalents transferred to disposal group	—	—	15,104
Less: Restricted cash	613,631	862,881	430,210

Cash and cash equivalents as at year end	13,257,892	12,443,258	15,417,682

34	Notes to the consolidated statement of cash flows (continued)

The bank balances and cash of the Group are denominated in the following currencies:

	As at 31 December
	2020	2019	2018

RMB	12,200,948	10,649,660	14,389,435
S$(RMB equivalent)	776,703	1,243,481	927,395
US$(RMB equivalent)	462,560	716,233	482,666
Others	431,312	696,765	33,292

Total	13,871,523	13,306,139	15,832,788

During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB2,053 million and RMB2,053 million, respectively, in respect of lease arrangements (2019: RMB2,234 million and RMB2,234 million; 2018: not applicable).

34	Notes to the consolidated statement of cash flows (continued)

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities:

				Cumulative
				distribution of
				other equity	Lease
	Loans	Bonds	Accrued	instruments	liabilities	Dividends
Items	(Notes 23,29)	(Notes 24,28)	interests	(Note 20)	(Note 41)	payable

As at 1 January 2020	201,142,080	40,312,458	1,276,703	77,106	4,712,670	1,191,036

(a) Business combination	878,997	—	—	—	91,595	—

(b) Changes from financing cash flows:
Proceeds from loans	168,677,805	—	—	—	—	—
Repayment of loans	(171,947,870)	—	—	—	—	—
Proceeds from new bonds	—	24,217,730	—	—	—	—
Repayment of bonds	—	(26,800,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	(1,297,746)	—
Interest paid	(7,976,843)	(896,587)	(1,276,703)	(1,436,117)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	(2,119,243)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	(1,702,511)
Others	—	(35,283)	—	—	—	—

(c) Exchange adjustments	(847,434)	(305,256)	—	—	(66,099)	—

(d) Other changes:
New leases	—	—	—	—	2,201,755	—
Interest expenses	7,415,824	1,582,524	—	—	202,264	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	1,770,469	—	—
Capitalized borrowing costs	854,309	—	—	—	73,546	—
Dividends relating to 2019	—	—	—	—	—	3,325,572
Early termination of lease	—	—	—	—	(348,242)	—
Other	—	(11,793)	—	—	(87,397)	—

As at 31 December 2020	198,196,868	38,063,793	—	411,458	5,482,346	694,854

34Notes to the consolidated statement of cash flows (continued)

						Finance lease
		Loans in			Cumulative	payables/
		disposal			distribution of	Lease
	Loans	group held	Bonds	Accrued	other equity	liabilities	Dividends
Items	(Notes 23,29)	for sale	(Notes 24,28)	interests	instruments	(Note 41)	payable

As at 31 December 2018	211,207,782	297,400	41,519,596	1,152,767	8,846	1,442,174	1,267,833
Effect of adoption of IFRS 16	—	—	—	—	—	774,618	—
As at 1 January 2019 (restated)	211,207,782	297,400	41,519,596	1,152,767	8,846	2,216,792	1,267,833

(a) Asset acquisitions	9,418	—	—	—	—	602,257	—

(b) Changes from financing cash flows:
Proceeds from loans	119,800,321	498,000	—	—	—	—	—
Repayment of loans	(130,703,965)	(213,400)	—	—	—	—	—
Proceeds from new bonds	—	—	35,300,000	—	—	—	—
Repayment of bonds	—	—	(36,500,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	—	(488,015)	—
Interest paid	—	—	(291,040)	(10,732,737)	(617,662)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	—	(1,569,809)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	—	(1,436,574)
Others	—	—	(29,075)	—	—	—	—

(c) Exchange adjustments	811,524	—	—	—	—	(23,673)	—

(d) Other changes:
New leases	—	—	—	—	—	2,233,736	—
Interest expenses	—	—	314,280	10,276,865	—	171,573	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	—	685,922	—	—
Capitalized borrowing costs	—	—	—	579,808	—	—	—
Dividends relating to 2018	—	—	—	—	—	—	2,929,586
Disposal group held for sale	—	(582,000)	—	—	—	—	—
Others	17,000	—	(1,303)	—	—	—	—

As at 31 December 2019	201,142,080	—	40,312,458	1,276,703	77,106	4,712,670	1,191,036

34Notes to the consolidated statement of cash flows (continued)

				Cumulative
				distribution		Interest rate
			Accrued	of other equity	Finance leases	swap contracts
Items	Loans	Bonds	interest	instrument	payables	(liabilities)

As at 1 January 2018	205,380,764	31,059,223	947,302	—	1,600,106	130,643

(a) Business combination	11,983,707	—	16,798	—	249,161	—

(b) Changes from financing cash flows:
Proceeds from new bank loans	126,001,437	—	—	—	—	—
Repayment of bank loans	(132,293,601)	—	—	—	—	—
Proceeds from new bonds	—	54,000,000	—	—	—	—
Repayment of bonds	—	(43,500,000)	—	—	—	—
Capital element of finance lease rentals paid	—	—	—	—	(549,169)	—
Interest element of finance lease rentals paid	—	—	—	—	(87,857)	—
Interest paid	—	(643,356)	(10,011,011)	(333,504)	—	—
Others	(20,466)	(73,562)	—	—	—	—

(c) Exchange adjustments	415,219	—	2,959	—	(242)	—

(d) Changes in fair value	—	—	—	—	—	18,474

(e) Other changes:
New finance leases	—	—	—	—	34,911	—
Interest expenses	—	686,017	9,701,316	—	99,079	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	342,350	—	—
Capitalized borrowing costs	—	—	495,818	—	—	—
Transfer to a disposal group held for sale	(297,400)	—	(415)	—	—	—
Others	38,122	(8,726)	—	—	96,185	—

As at 31 December 2018	211,207,782	41,519,596	1,152,767	8,846	1,442,174	149,117

The total cash outflow for leases included in the consolidated statement of cash flows is as follows:

	For the year ended 31 December
	2020	2019
Within financing activities*	1,297,746	488,015
Total	1,297,746	488,015

* During the year, the principal portion of lease liabilities paid was RMB1,022 million (2019: RMB316 million).